                                    TRUSTEES
                                ROBERT H. ARNOLD
                                  ERIC BRUCKER
                               ROBERT J. CHRISTIAN
                              NICHOLAS A. GIORDANO
                                 LOUIS KLEIN JR.
                              CLEMENT C. MOORE, II
                                JOHN J. QUINDLEN
                            WILLIAM P. RICHARDS, JR.

                                    OFFICERS
                         ROBERT J. CHRISTIAN, PRESIDENT
                           ERIC CHEUNG, VICE PRESIDENT
                      JOSEPH M. FAHEY, JR., VICE PRESIDENT
                          JOHN R. GILES, VICE PRESIDENT
                           FRED FILOON, VICE PRESIDENT
                             PAT COLLETTI, TREASURER

                               INVESTMENT ADVISER
                         ROXBURY CAPITAL MANAGEMENT, LLC
                       100 WILSHIRE BOULEVARD., SUITE 600
                             SANTA MONICA, CA 90401

                                    CUSTODIAN
                            WILMINGTON TRUST COMPANY
                               RODNEY SQUARE NORTH
                            1100 NORTH MARKET STREET
                              WILMINGTON, DE 19890

                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE ROXBURY FUNDS.

WROX-ANN-06/01

                                                                   ROXBURY FUNDS

-    LARGE CAP GROWTH

-    MID CAP

-    SCIENCE AND TECHNOLOGY

-    SOCIALLY RESPONSIBLEANNUAL

                                     ANNUAL
                                 JUNE 30, 2001

ROXBURY FUNDS

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Roxbury Capital Management, LLC is a traditional growth stock investor. We look for three important characteristics in selecting companies for our investment portfolios. First, we look for dominant industry sector leaders with proven business models and time tested management. Secondly, we search for superior expected growth in profits and free cash flow over time. Finally, we look for return on invested capital and projected earnings characteristics that justify market valuations. Portfolio sector weightings of qualifying companies reflect investment judgements concerning growth projections, valuations and diversification objectives.

MARKET REVIEW

     The first half of 2001 saw a continuation of the economic slowdown which began late last year, most dramatically in the technology and telecommunications sectors. During the earlier period, equity markets encountered a convergence of powerful negative economic forces that together caused major sectors of the economy to slow and produced substantial declines in many sectors of the market.

     The effect of the Federal Reserve's earlier policy of monetary tightening had resulted in higher capital costs for businesses which in turn produced competition for investor dollars from fixed income investments and pressure on price to earnings ratios in stocks. Additionally, the Fed policy had its intended effect on businesses and capital spending began to slow rapidly late in the year.

     A plethora of downward earnings announcements from high-profile companies during the past three quarters have exacerbated investor concerns. Many stocks which had come into the period with high valuations have reported substantial reductions in revenues and profits.

     The result of converging economic and market forces is that the "irrational exuberance" of the past has been replaced by "irrational pessimism" among many investors. By the end of 2000, the NASDAQ composite had declined 51.1% from its high in March 2000. The composite has come down an additional 12.5% by mid-year 2001. The S&P 500 declined as well, losing 6.7% during the first two quarters of the year 2001.

     During the past two quarters, the Central Bank clearly has reversed its earlier policy of containment and is now taking measures to stimulate the economy and reverse the contraction. Fed actions have produced six cuts in interest rates so far this year, for a total of 2.75% in reductions from the peak rate in June 2000.

     Both stock and bond markets recently have signaled expectations of a "bottoming out" of the economic decline -- the S&P 500 advanced 5.9% in the second quarter while fixed income yields have again produced a "normal" curve with higher yields for longer maturities.

SPECIALTY FUND REVIEW

     Each of the specialty funds, the Mid Cap Fund, the Science and Technology Fund and Socially Responsible Fund commenced operations on December 14, 2001. Generally, the performance of the specialty funds are affected by forces in the economy that affect the broad market. However, since the specialty funds focus on a specific sector or philosophy of investing, certain market dynamics may have a greater impact on the performance of such funds. Below is a summary of each of the specialty fund's performance during its first two quarters of operation:

     MID CAP FUND: The Mid Cap Fund's performance was in line with its benchmark, the S&P Mid Cap 400 Index. During the second quarter of 2001, our holdings in mid cap technology companies affected the fund's performance in a positive manner. The fund's overweighting in mid cap companies in the health care sector also yielded positive returns for the fund since the health care sector outperformed the other sectors in which the fund had invested.

     SCIENCE and TECHNOLOGY FUND: Despite the decline in the NASDAQ composite, certain technology stocks held by the Science and Technology Fund still performed relatively well as investors reversed their negative bias towards a more positive outlook in the second quarter of 2001. However, this positive performance was offset by the negative performance of other sectors. The Science and Technology Fund held positions in semiconductor companies, telecom equipment companies and healthcare companies. These positions had a significant impact on the fund's performance. While semiconductor stocks showed signs of relative strength and growth, the performance of telecom equipment companies continued to weaken as did the healthcare sector. We believe that this was a result of the market rotating into a more sensitive area of the economy. A decreasing number of approvals granted by the FDA reflect a much more stringent approval process for new products, which in turn affected the performance of companies in the healthcare sector. The overall effect is that the performance of the Science and Technology Fund trailed the performance of its benchmark, the S&P 500 Index for the first two full quarter's of the fund's operations.

     SOCIALLY RESPONSIBLE FUND: For its first two quarters of operation, the performance of the Socially Responsible Fund largely paralleled the performance of the Large Cap Growth Fund since the two funds held stocks in many of the same companies. The main difference between the two funds is that the Large Cap Growth Fund had a greater exposure to capital goods. The Socially Responsible Fund's overweighting in the manufacturing sector and underweighting in capital goods were factors that adversely affected the fund's relative performance. From the period of December 14, 2000 until June 30, 2001, the fund's performance trailed the performance of its benchmark, S&P 500 Index and both the S&P 500 Index and the fund yielded a negative return for such period.

     The following graph compares the performance of Large Cap Growth Fund, the Russell 1000 Growth Index and the S&P 500 Index for the periods ended June 30, 2001.

                           LARGE CAP GROWTH PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

[CHART]

                       AVERAGE ANNUAL TOTAL RETURN

                                      1 YEAR          SINCE INCEPTION (3/14/00)
Large Cap Growth Portfolio           (37.14)%                 (36.62)%
Russell 1000 Growth Index            (36.18)%                 (26.24)%
S&P 500 Index                        (14.83)%                  (6.65)%


                        LARGE CAP           RUSSELL 1000
                     GROWTH PORTFOLIO       GROWTH INDEX       S&P 500 INDEX
3/14/2000                $9,450               $10,000             $10,000
6/30/2000                $8,800               $10,553             $10,737
6/30/2001                $5,532                $6,735              $9,145

----------------------
* Past performance is not necessarily indicative of future results. An investment in the Large Cap Growth Fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000, the imposition of the maximum sales charge of 5.50%, and the reinvestment of distributions, but do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of the fund shares. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. The S&P 500 Index is an unmanaged, capitalization weighted index of 500 publicly traded stocks. The Russell 1000 Growth Index is formed by assigning a style composite score to all of the companies in the Russell 1000 Index, a passive index that includes the largest 1,000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by PFPC Distributors, Inc. See Financial Highlights on page 11.

     The following graph compares the performance of Mid Cap Fund and the S&P Mid Cap 400 Index for the period ended June 30, 2001. The fund commenced operations on December 14, 2000 and the performance below reflects the Fund's performance from such date to June 30, 2001.

                                  MID CAP FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

[CHART]

                              TOTAL RETURN

                                                   SINCE INCEPTION (12/14/00)
Mid Cap Fund                                                  4.91%
S&P Mid Cap 400 Index                                         4.43%


                             MID CAP FUND          S&P MID CAP 400 INDEX
12/14/2000                       $9,450                  $10,000
 6/30/2001                      $10,491                  $10,443

----------------------
* Past performance is not necessarily indicative of future results. An investment in the Mid Cap Fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000, the imposition of the maximum sales charge of 5.50%, and the reinvestment of distributions, but do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of the fund shares. Total returns would have been lower had certain fees and expenses not been waived and/or reimbursed. The S&P Mid Cap 400 Index consists of 400 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index, with each stock's weight in the S&P Mid Cap 400 Index proportionate to its market value. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by PFPC Distributors, Inc. See Financial Highlights on page 12.

     The following graph compares the performance of Science and Technology Fund and the S&P 500 Index for the period ended June 30, 2001. The fund commenced operations on December 14, 2000 and the performance below reflects the Fund's performance from such date to June 30, 2001.

                           SCIENCE AND TECHNOLOGY FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

[CHART]

                                TOTAL RETURN
                                                 SINCE INCEPTION (12/14/00)
Science and Technology Fund                          (29.68)%
S&P 500 Index                                         (8.10)%


                         SCIENCE AND TECHNOLOGY FUND      S&P 500 INDEX
12/14/2000                       $9,450                     $10,000
 6/30/2001                       $7,032                      $9,190

----------------------
* Past performance is not necessarily indicative of future results. An investment in the Science and Technology Fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000, the imposition of the maximum sales charge of 5.50%, and the reinvestment of distributions, but do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of the fund shares. Total returns would have been lower had certain fees and expenses not been waived and/or reimbursed. The S&P 500 Index is an unmanaged stock market index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by PFPC Distributors, Inc. See Financial Highlights on page 13.

     The following graph compares the performance of Socially Responsible Fund and the S&P 500 Index for the period ended June 30, 2001. The fund commenced operations on December 14, 2000 and the performance below reflects the Fund's performance from such date to June 30, 2001.

                            SOCIALLY RESPONSIBLE FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

[CHART]

                                TOTAL RETURN
                                                 SINCE INCEPTION (12/14/00)
Socially Responsible Fund                                 (27.79)%
S&P 500 Index                                              (8.10)%


                             SOCIALLY RESPONSIBLE FUND      S&P 500 INDEX
12/14/2000                            $9,450                   $10,000
 6/30/2001                            $7,221                    $9,190

--------------

* Past performances is not necessarily indicative of future results. An investment in the Socially Responsible Fund is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC),
  the Federal Reserve Board or any other agency. The values shown reflect a hypothetical initial investment of $10,000, the imposition of the maximum sales charge of 5.50%, and the reinvestment of distributions, but do not
  reflect the   deduction of taxes the shareholder would pay on fund
  distributions or redemptions of the fund shares. Total returns would have been lower had certain fees and expenses not been waived and/or reimbursed. The S&P 500 Index is an unmanaged stock market index without any associated expenses and the returns assume reinvestment of all dividends. You cannot invest in an index. Please read the prospectus carefully before investing. Distributed by Provident Distributors, Inc. See Financial Highlights on page 14.

OUTLOOK

     We believe most of the important macro fundamentals currently are in place for an economic and market recovery -- inflation appears to be contained, unemployment is low on a historic basis, the benefits of tax rebates are imminent, and the Fed seems committed to pursuing an expansive economic policy with respect to interest rates and money supply. On the negative side, announcements regarding revenue and earnings growth are disappointing in many industries and there are few expectations for near term increases in capital spending. We believe it is just a question of time for the positive long-term fundamentals to take hold over cyclical negative factors.

INVESTMENT STRATEGY

     In navigating this challenging market, we are making a concerted effort to ensure that the fundamentals are sound for the companies whose stocks we select for our portfolios. In recent months, we have raised the quality of our portfolios by eliminating companies that fell short of expectations and we continue to add companies that, in our opinion, will lead the next cycle.

     Our job at Roxbury is finding companies that can provide superior profit growth over time. We continue to build our portfolios stock by stock, focusing on leading companies with strong growth fundamentals and attractive valuations. In the coming months, we hope to see investor sentiment improve and economic growth strengthen.

     We will look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

Sincerely,

/s/ William P. Richards, Jr.                 /s/ Robert J. Christian

William P. Richards, Jr.                     Robert J. Christian
Chief Operating Officer                      President
Roxbury Capital Management, LLC              WT Mutual Fund

August 21, 2001

FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001

                                                                            LARGE CAP                   SCIENCE AND     SOCIALLY
                                                                             GROWTH         MID CAP      TECHNOLOGY    RESPONSIBLE
                                                                              FUND           FUND          FUND           FUND
                                                                           -----------      -------     -----------    -----------
ASSETS:
Investment in Series, at value                                              $5,350,504      $91,728       $268,952        $57,033
Receivable from advisor                                                         30,493        7,561         14,703          8,971
Receivable for Fund shares purchased                                               150           --             --             --
Other assets                                                                     9,213           --             --             --
                                                                            ----------      -------       --------        -------
Total assets                                                                 5,390,360       99,289        283,655         66,004
                                                                            ----------      -------       --------        -------
LIABILITIES:
Payable for investment in Series                                                   150           --             --             --
Accrued expenses                                                                37,114       18,728         20,291         18,852
                                                                            ----------      -------       --------        -------
Total liabilities                                                               37,264       18,728         20,291         18,852
                                                                            ----------      -------       --------        -------
NET ASSETS                                                                  $5,353,096      $80,561       $263,364        $47,152
                                                                            ==========      =======       ========        =======
NET ASSETS CONSIST OF:
Paid-in capital                                                             $6,540,850      $74,183       $299,027        $59,481
Accumulated net realized gain (loss) on investments                           (448,865)       1,109         (4,992)        (4,090)
Net unrealized appreciation (depreciation) of investments                     (738,889)       5,269        (30,671)        (8,239)
                                                                            ----------      -------       --------        -------
NET ASSETS                                                                  $5,353,096      $80,561       $263,364        $47,152
                                                                            ==========      =======       ========        =======
Shares of beneficial interest outstanding                                      914,606       14,512         70,892         12,334
                                                                            ==========      =======       ========        =======
NET ASSET VALUE, offering and redemption price per
   share ($0.01 par value, unlimited authorized shares):
   Class A Shares                                                                $5.85        $5.55          $3.72          $3.82
Sales charge (maximum of 5.50% of offering price)                                 0.34         0.32           0.22           0.22
                                                                            ----------      -------       --------        -------
OFFERING PRICE                                                                   $6.19        $5.87          $3.94          $4.04
                                                                            ==========      =======       ========        =======

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2001

                                                                            LARGE CAP                   SCIENCE AND     SOCIALLY
                                                                             GROWTH         MID CAP      TECHNOLOGY    RESPONSIBLE
                                                                              FUND          FUND(1)       FUND(1)        FUND(1)
                                                                           -----------      -------     -----------    -----------
INVESTMENT INCOME:
   Investment income from Series                                           $    23,044     $    109       $    369       $    188
   Expenses from Series                                                        (35,584)        (518)        (1,468)          (393)
                                                                           -----------     --------       --------       --------
      Net investment loss from Series                                          (12,540)        (409)        (1,099)          (205)
                                                                           -----------     --------       --------       --------
EXPENSES:
   Administration and accounting fees                                           54,000       29,613         29,613         29,613
   Transfer agent fees                                                          37,554        3,294          3,344          3,290
   Custody fees                                                                  1,700          800            800            800
   Reports to shareholders                                                      41,105        3,844          3,844          3,844
   Trustees' fees                                                                6,202        3,438          3,438          3,438
   Organizational expenses                                                          --       12,954         14,293         12,972
   Registration fees                                                            22,320        2,273          3,029          3,029
   Professional fees                                                            35,924        4,989          5,004          4,654
   Other                                                                         6,404          834            953            813
                                                                           -----------     --------       --------       --------
      Total expenses before fee waivers and
         reimbursements                                                        205,209       62,039         64,318         62,453
      Fees waived and expenses reimbursed                                     (151,209)     (32,426)       (34,705)       (32,840)
      Administration and accounting fees waived                                (54,000)     (29,613)       (29,613)       (29,613)
                                                                           -----------     --------       --------       --------
         Total expenses, net                                                        --           --             --             --
                                                                           -----------     --------       --------       --------
   Net Investment Loss                                                         (12,540)        (409)        (1,099)          (205)
                                                                           -----------     --------       --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                    (445,163)       1,518         (4,992)        (4,090)
   Net change in unrealized appreciation/
      depreciation of investments                                             (730,447)       5,269        (30,671)        (8,239)
                                                                           -----------     --------       --------       --------
   Net gain (loss) on investments                                           (1,175,610)       6,787        (35,663)       (12,329)
                                                                           -----------     --------       --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         $(1,188,150)    $  6,378       $(36,762)      $(12,534)
                                                                           ===========     ========       ========       ========

(1) For the period December 14, 2000 (commencement of operations) through June 30, 2001.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2001

                                                                            LARGE CAP                   SCIENCE AND     SOCIALLY
                                                                             GROWTH         MID CAP      TECHNOLOGY    RESPONSIBLE
                                                                              FUND          FUND(1)       FUND(1)        FUND(1)
                                                                           -----------      -------     -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss                                                     $   (12,540)     $  (409)     $  (1,099)      $   (205)
   Net realized gain (loss) on investments                                    (445,163        1,518         (4,992)        (4,090)
   Net change in unrealized appreciation/depreciation
      of investments                                                          (730,447        5,269        (30,671)        (8,239)
                                                                           -----------      -------       --------       --------
   Net increase (decrease) in net assets resulting
      from operations                                                       (1,188,150)       6,378        (36,762)       (12,534)
                                                                           -----------      -------       --------       --------
Distributions to shareholders from:
   Net investment income                                                          (204)          --             --             --
   Net realized gain                                                              (818)          --             --             --
                                                                           -----------      -------       --------       --------
Total Distributions                                                             (1,022)          --             --             --
                                                                           -----------      -------       --------       --------
Fund share transactions (a):
   Proceeds from shares sold                                                 6,424,389       74,194        300,134         59,694
   Cost of shares issued on reinvestment of distributions                        1,016           --             --             --
   Cost of shares redeemed                                                     (73,430)         (11)            (8)            (8)
                                                                           -----------      -------       --------       --------
Net increase in net assets from Fund share transactions                      6,351,975       74,183        300,126         59,686
                                                                           -----------      -------       --------       --------
Total increase in net assets                                                 5,162,803       80,561        263,364        47,152
NET ASSETS:
   Beginning of period                                                         190,293           --             --             --
                                                                           -----------      -------       --------       --------
   End of Period                                                           $ 5,353,096      $80,561       $263,364       $ 47,152
                                                                           ===========      =======       ========       ========
                                                                              SHARES         SHARES        SHARES         SHARES
                                                                           -----------      -------     -----------    -----------
(a)TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold                                                                 902,403       14,514         70,894         12,336
   Shares issued on reinvestment of distributions                                  137           --             --             --
   Shares redeemed                                                              (9,555)          (2)            (2)            (2)
                                                                           -----------      -------       --------       --------
   Net increase in shares                                                      892,985       14,512         70,892         12,334
   Shares outstanding -- Beginning of period                                    21,621           --             --             --
                                                                           -----------      -------       --------       --------
   Shares outstanding -- End of period                                         914,606       14,512         70,892         12,334
                                                                           ===========      =======       ========       ========

(1) For the period December 14, 2000 (commencement of operations) through June 30, 2001.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Period March 14, 2000(1) through June 30, 2000

                                                                      LARGE CAP
                                                                       GROWTH
                                                                         FUND
                                                                      ---------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                              $    205
   Net realized loss on investments                                     (2,884)
   Net unrealized depreciation of investments                           (8,442)
                                                                      --------
   Net decrease in net assets resulting from operations                (11,121)
                                                                      --------
Fund share transactions (a):
   Proceeds from shares sold                                           201,432
   Cost of shares redeemed                                                 (18)
                                                                      --------
Net increase in net assets from Fund share transactions                201,414
                                                                      --------
Total increase in net assets                                           190,293
NET ASSETS:
   Beginning of period                                                      --
                                                                      --------
   End of period                                                      $190,293
                                                                      ========
                                                                       SHARES
                                                                      ---------
(a)TRANSACTIONS IN CAPITAL SHARES WERE:
   Shares sold                                                          21,623
   Shares redeemed                                                          (2)
                                                                      --------
   Net increase in shares                                               21,621
   Shares outstanding -- Beginning of period                                --
                                                                      --------
   Shares outstanding -- End of period                                  21,621
                                                                      ========

(1)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                          FOR THE        FOR THE PERIOD
                                                                        FISCAL YEAR      MARCH 14, 2000(1)
                                                                           ENDED             THROUGH
                                                                       JUNE 30, 2001      JUNE 30, 2000
                                                                       -------------     -----------------
LARGE CAP GROWTH FUND -- CLASS A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD                                   $  8.80            $ 10.00
                                                                         -------            -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(7)                                         (0.03)                --
   Net realized and unrealized loss on investments                         (2.92)             (1.20)
                                                                         -------            -------
      Total from investment operations                                     (2.95)             (1.20)
                                                                         -------            -------
DISTRIBUTIONS:(5)
   From net investment income                                                 --                 --
   From net realized gains                                                    --                 --
                                                                         -------            -------
      Total distributions                                                     --                 --
                                                                         -------            -------
NET ASSET VALUE -- END OF PERIOD                                         $  5.85            $  8.80
                                                                         =======            =======
TOTAL RETURN(6)                                                           (33.50)%           (12.00)%(2)
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
   Expenses:
      Including expense limitations                                         1.30%              0.00%(3)
      Excluding expense limitations                                         9.34%                --(NM)
   Net investment income (loss)                                            (0.46)%             0.62%(3)
Portfolio Turnover                                                            40%                13%(2)
Net assets at end of period (000 omitted)                                $ 5,353            $   190

(1)  Commencement of operations.

(2)  Not Annualized.

(3)  Annualized.

(4) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Large Cap Growth Series (the "Series") and the portfolio turnover reflects investment activity of the Series.

(5)  Distributions were less than .01 per share

(6)  Excluding sales charge.

(7) The net investment loss per share was calculated using average shares outstanding method.

(NM) Not meaningful. The advisor has agreed to reduce its fees and/or reimburse expenses to limit the total annual operating expenses to 1.30%. This arrangement will remain in place until the Board of Trustees approves its termination.

    The accompanying notes are an integral part of the financial statements.

                                                                    FOR THE PERIOD
                                                                  DECEMBER 14, 2000(1)
                                                                        THROUGH
                                                                     JUNE 30, 2001
                                                                  --------------------
MID CAP FUND -- CLASS A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD                                 $  5.00
                                                                       -------
INVESTMENT OPERATIONS:
   Net investment loss(5)                                                (0.04)
   Net realized and unrealized gain on investments                        0.59
                                                                       -------
      Total from investment operations                                    0.55
                                                                       -------
DISTRIBUTIONS:
   From net investment income                                               --
   From net realized gains                                                  --
                                                                       -------
      Total distributions                                                   --
                                                                       -------
NET ASSET VALUE -- END OF PERIOD                                       $  5.55
                                                                       =======
TOTAL RETURN(6)                                                          11.00%(2)
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
   Expenses:
      Including expense limitations                                      1.55%(3)
      Excluding expense limitations                                     228.87%(3)
   Net investment loss                                                   (1.22)%(3)
Portfolio Turnover                                                          47%(2)
Net assets at end of period (000 omitted)                              $    81

(1)  Commencement of operations.

(2)  Not Annualized.

(3)  Annualized.

(4) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Mid Cap Series (the "Series") and the portfolio turnover reflects investment activity of the Series.

(5) The net investment loss per share was calculated using average shares outstanding method.

(6)  Excluding sales charge.

    The accompanying notes are an integral part of the financial statements.

                                                                    FOR THE PERIOD
                                                                  DECEMBER 14, 2000(1)
                                                                       THROUGH
                                                                     JUNE 30, 2001
                                                                  --------------------
SCIENCE AND TECHNOLOGY FUND -- CLASS A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD                                 $  5.00
                                                                       -------
INVESTMENT OPERATIONS:
   Net investment loss(5)                                                (0.03)
   Net realized and unrealized loss on investments                       (1.25)
                                                                       -------
      Total from investment operations                                   (1.28)
                                                                       -------
DISTRIBUTIONS:
   From net investment income                                               --
   From net realized gains                                                  --
                                                                       -------
      Total distributions                                                   --
                                                                       -------
NET ASSET VALUE -- END OF PERIOD                                       $  3.72
                                                                       =======
TOTAL RETURN(6)                                                         (25.60)%(2)
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
   Expenses:
      Including expense limitations                                       1.80%(3)
      Excluding expense limitations                                      97.13%(3)
   Net investment loss                                                   (1.35)%(3)
Portfolio Turnover                                                          42%(2)
Net assets at end of period (000 omitted)                              $   263

(1)  Commencement of operations.

(2)  Not Annualized.

(3)  Annualized.

(4) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Science and Technology Series (the "Series") and the portfolio turnover reflects investment activity of the Series.

(5) The net investment loss per share was calculated using average shares outstanding method.

(6)  Excluding sales charge.

    The accompanying notes are an integral part of the financial statements.

                                                                      FOR THE PERIOD
                                                                   DECEMBER 14, 2000(1)
                                                                        THROUGH
                                                                     JUNE 30, 2001
                                                                  --------------------
SOCIALLY RESPONSIBLE FUND -- CLASS A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD                                 $  5.00
                                                                       -------
INVESTMENT OPERATIONS:
   Net investment loss(5)                                                (0.02)
   Net realized and unrealized loss on investments                       (1.16)
                                                                       -------
         Total from investment operations                                (1.18)
                                                                       -------
DISTRIBUTIONS:
   From net investment income                                               --
   From net realized gains                                                  --
                                                                       -------
      Total distributions                                                   --
                                                                       -------
NET ASSET VALUE -- END OF PERIOD                                       $  3.82
                                                                       =======
TOTAL RETURN(6)                                                         (23.60)%(2)
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
   Expenses:
      Including expense limitations                                       1.55%(3)
      Excluding expense limitations                                     299.88%(3)
   Net investment loss                                                   (0.81)%(3)
Portfolio Turnover                                                          21%(2)
Net assets at end of period (000 omitted)                               $   47

(1)  Commencement of operations.

(2)  Not Annualized.

(3)  Annualized.

(4) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Socially Responsible Series (the "Series") and the portfolio turnover reflects investment activity of the Series.

(5) The net investment loss per share was calculated using average shares outstanding method.

(6)  Excluding sales charge.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. Roxbury Large Cap Growth Fund, Roxbury Mid Cap Fund, Roxbury Science and Technology Fund and Roxbury Socially Responsible Fund (each a "Fund" and collectively the "Funds") are series of the WT Mutual Fund (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Trust are contained in separate reports to their shareholders.

     The Funds have three classes of shares: Class A, Class B and Class C. As of June 30, 2001, only Class A shares were offered and outstanding.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of the Funds are directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of each of the Funds:

     VALUATION OF INVESTMENT IN SERIES. Valuation of each Fund's investment in the Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2001, the Roxbury Large Cap Growth Fund had a tax basis capital loss carryforward available to offset future net capital gains of $20,595, which will expire June 30, 2009.

     INVESTMENT INCOME. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among the Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to the class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period ended June 30, 2001, the Funds made investments in and withdrew investments from the Series as follows:

                                                                               SCIENCE AND           SOCIALLY
                                              LARGE CAP          MID CAP        TECHNOLOGY         RESPONSIBLE
                                             GROWTH FUND          FUND             FUND               FUND
                                             -----------         --------      -----------         -----------
   Investments in Series                     $6,567,335           $99,529         $320,136           $83,577
   Withdrawals from Series                      203,290            14,163           14,423            13,997

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Funds do not incur an advisory fee directly, but rather indirectly through their investments in the Series. The investment adviser to the Series is Roxbury Capital Management, LLC. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

     PFPC also serves as transfer agent and dividend disbursing agent of each Fund pursuant to a separate Transfer Agency Agreement with the Trust.

     Roxbury Capital Management, LLC has agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.30% of the average daily net assets of the Large Cap Growth Fund, 1.55% of the average daily net assets of the Mid Cap Fund and Socially Responsible Fund and 1.80% of the average daily net assets of the Science and Technology Fund. This undertaking will remain in place until the Board of Trustees approves its termination.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of WT Mutual Fund

We have audited the accompanying statements of assets and liabilities of Roxbury Large Cap Growth Fund, Roxbury Mid-Cap Fund, Roxbury Socially Responsible Fund and Roxbury Science and Technology Fund (the "Funds") (each a series of WT Mutual Fund) as of June 30, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2001, and the results of their operations, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                            /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 3, 2001

WT INVESTMENT TRUST I -- ROXBURY SERIES
   ANNUAL REPORT / JUNE 30, 2001

  (The following pages should be read in conjunction with the Funds' Financial Statements.)

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
   INVESTMENTS / JUNE 30, 2001
   (Showing Percentage of Total Value of Net Assets)

                                                                      MARKET
                                                           SHARES     VALUE
                                                          --------  ----------
COMMON STOCK -- 89.1%
  COMMUNICATION & BROADCASTING -- 12.9%
      AT&T Corp.-Liberty Media
         Group - Class A*                                    6,500  $  113,685
      Clear Channel Communications,
         Inc.*                                               1,975     123,833
      McLeodUSA, Inc. - Class A*                            11,500      52,784
      Qwest Communications
         International, Inc.                                 5,150     164,131
      Viacom, Inc. - Class B*                                2,800     144,900
      Vodafone Group PLC, ADR                                4,140      92,529
                                                                    ----------
                                                                       691,862
                                                                    ----------
  COMPUTER SERVICES -- 5.9%
      EMC Corp.*                                             3,900     113,295
      Oracle Corp.*                                         10,500     199,500
                                                                    ----------
                                                                       312,795
                                                                    ----------
  ENERGY SOURCES -- 3.8%
      Dynegy, Inc. - Class A                                 2,295     106,717
      Williams Cos., Inc.                                    3,000      98,850
                                                                    ----------
                                                                       205,567
                                                                    ----------
  FINANCE & INSURANCE -- 18.1%
   FINANCIAL SERVICES -- 2.7%
      Citigroup, Inc.                                        2,700     142,668
                                                                    ----------
   INSURANCE CARRIERS -- 3.2%
      American International Group,
         Inc.                                                2,000     172,000
                                                                    ----------
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 4.7%
      American Express Co.                                   4,000     155,200
      Capital One Financial Corp.                            1,625      97,500
                                                                    ----------
                                                                       252,700
                                                                    ----------
   SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 3.4%
      Goldman Sachs Group, Inc.                                890      76,362
      Morgan Stanley Dean
         Witter & Co.                                        1,700     109,191
                                                                    ----------
                                                                       185,553
                                                                    ----------
   STATE & NATIONAL BANKS -- 4.1%
      J.P. Morgan Chase & Co.                                2,550     113,730
      State Street Corp.                                     2,100     103,929
                                                                    ----------
                                                                       217,659
                                                                    ----------
                                                                       970,580
                                                                    ----------
  MANUFACTURING -- 35.3%
   BIOTECHNOLOGY -- 4.1%
      Amgen, Inc.*                                           1,650     100,122
      Genentech, Inc.*                                       2,200     121,220
                                                                    ----------
                                                                       221,342
                                                                    ----------
   COMPUTERS & OFFICE EQUIPMENT -- 8.3%
      Cisco Systems, Inc.*                                   9,325     169,715
      Intel Corp.                                            3,950     115,538
      Sun Microsystems, Inc.*                               10,000     157,200
                                                                    ----------
                                                                       442,453
                                                                    ----------
   ELECTRONICS -- 2.0%
      Texas Instruments, Inc.                                3,500     110,250
                                                                    ----------
   MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 3.6%
      General Electric Co.                                   3,900     190,125
                                                                    ----------
   MISCELLANEOUS MANUFACTURING INDUSTRIES -- 2.7%
      Tyco International, Ltd.                               2,600     141,700
                                                                    ----------
   PHARMACEUTICAL PREPARATIONS -- 7.6%
      Eli Lilly & Co.                                        1,300      96,200
      Pfizer, Inc.                                           3,640     145,782
      Pharmacia Corp.                                        3,575     164,271
                                                                    ----------
                                                                       406,253
                                                                    ----------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 5.3%
      Guidant Corp.*                                         4,455     160,380
      Medtronic, Inc.                                        2,705     124,457
                                                                    ----------
                                                                       284,837
                                                                    ----------
   TELECOMMUNICATIONS EQUIPMENT -- 1.7%
      General Motors Corp. -
         Class H*                                            4,440      89,910
                                                                    ----------
                                                                     1,886,870
                                                                    ----------
  WHOLESALE & RETAIL TRADE -- 13.1%
   MISCELLANEOUS RETAIL STORES -- 1.5%
      CVS Corp.                                              2,075      80,095
                                                                    ----------
   RETAIL BUILDING MATERIALS -- 2.9%
      Home Depot, Inc.                                       3,300     153,615
                                                                    ----------
   RETAIL DEPARTMENT STORES -- 3.1%
      Wal-Mart Stores, Inc.                                  3,395     165,676
                                                                    ----------
   RETAIL FOOD STORES -- 2.0%
      Safeway, Inc.*                                         2,275     109,200
                                                                    ----------
   WHOLESALE MISCELLANEOUS -- 3.6%
      Costco Wholesale Corp.*                                4,700     193,076
                                                                    ----------
                                                                       701,662
                                                                    ----------
   TOTAL COMMON STOCK
      (COST $5,508,330)                                              4,769,336
                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

                                                                      MARKET
                                                           SHARES     VALUE
                                                          --------  ----------
SHORT-TERM INVESTMENTS -- 9.9%
      Sansom Street Fund - Money
         Market Portfolio                                  268,589   $ 268,589
      Temp Cash Fund - Dollar Series                       259,236     259,236
                                                                    ----------

   TOTAL SHORT-TERM INVESTMENTS
      (COST $527,825)                                                  527,825
                                                                    ----------

TOTAL INVESTMENTS -- 99.0%
   (COST $6,036,155)+                                                5,297,161
OTHER ASSETS AND
   LIABILITIES, NET -- 1.0%                                             53,870
                                                                    ----------

NET ASSETS  100.0%                                                  $5,351,031
                                                                    ==========

*    Non-income producing security.

+ The cost for federal income tax purposes was $6,107,204. At June 30, 2001, net unrealized depreciation was $810,043. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $64,434, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $874,477.

ADR -- American Depository Receipts.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- MID CAP SERIES
   INVESTMENTS / JUNE 30, 2001
   (Showing Percentage of Total Value of Net Assets)

                                                                        MARKET
                                                            SHARES       VALUE
                                                            ------     -------
COMMON STOCK -- 89.8%
  COMMUNICATION & BROADCASTING -- 16.0%
      Broadwing, Inc.*                                          75     $ 1,834
      Cox Radio, Inc.*                                          25         696
      Crown Castle International
         Corp.*                                                 70       1,148
      EchoStar Communications
         Corp. - Class A*                                       40       1,297
      Illuminet Holdings, Inc.*                                 65       2,044
      McLeodUSA, Inc. - Class A*                               225       1,033
      United States Cellular Corp.*                             50       2,883
      Univision Communications,
         Inc.*                                                  25       1,070
      Western Wireless Corp. -
         Class A*                                               65       2,795
                                                                       -------
                                                                        14,800
                                                                       -------
  COMPUTER SERVICES -- 8.7%
      HNC Software, Inc.*                                       50       1,250
      Intuit, Inc.*                                             50       2,000
      Peregrine Systems, Inc.*                                  75       2,175
      SunGard Data Systems, Inc.*                               90       2,701
                                                                       -------
                                                                         8,126
                                                                       -------
  ENERGY SOURCES -- 6.2%
      Hanover Compressor Co.*                                   50       1,654
      Noble Drilling Corp.*                                     45       1,474
      NRG Energy, Inc.*                                        120       2,650
                                                                       -------
                                                                         5,778
                                                                       -------
  FINANCE & INSURANCE -- 8.1%
   FINANCIAL SERVICES -- 3.0%
      Affiliated Managers Group,
         Inc.*                                                  15         923
      Metris Companies, Inc.                                    55       1,854
                                                                       -------
                                                                         2,777
                                                                       -------
   INSURANCE CARRIERS -- 2.6%
      Radian Group Inc.                                         60       2,427
                                                                       -------
   SECURITY & COMMODY BROKERS, DEALERS & SERVICES -- 2.5%
      E*Trade Group, Inc.*                                     125         806
      TD Waterhouse Group, Inc.*                               140       1,530
                                                                       -------
                                                                         2,336
                                                                       -------
                                                                         7,540
                                                                       -------
  MANUFACTURING -- 23.0%
   BATTERIES & RELATED EQUIPMENT -- 1.1%
      Rayovac Corp.*                                            50       1,065
                                                                       -------
   BIOTECHNOLOGY -- 0.8%
      Invitrogen Corp.*                                         10         718
                                                                       -------
   CONSUMER PRODUCTS -- 2.6%
      Yankee Candle Co., Inc.*                                 125       2,374
                                                                       -------
   PHARMACEUTICAL PREPARATIONS -- 6.5%
      Biovail Corp.*                                            60       2,610
      King Pharmaceuticals, Inc.*                               30       1,613
      Watson Pharmaceuticals, Inc.*                             30       1,849
                                                                       -------
                                                                         6,072
                                                                       -------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 5.1%
      Apogent Technologies, Inc.*                              155       3,813
      Techne Corp.*                                             30         975
                                                                       -------
                                                                         4,788
                                                                       -------
   SEMICONDUCTORS -- 3.5%
      Integrated Device Technology,
         Inc.*                                                  30         951
      PMC-Sierra, Inc.*                                         20         621
      Semtech Corp.*                                            55       1,650
                                                                       -------
                                                                         3,222
                                                                       -------
   TELECOMMUNICATIONS EQUIPMENT -- 3.4%
      Research in Motion, Ltd.*                                 75       2,419
      Spectrasite Holdings, Inc.*                              100         724
                                                                       -------
                                                                         3,143
                                                                       -------
                                                                        21,382
                                                                       -------
  SERVICES -- 14.7%
   BUSINESS SERVICES -- 4.7%
      Acxiom Corp.*                                             90       1,178
      Catalina Marketing Corp.*                                 45       1,373
      The BISYS Group, Inc.*                                    30       1,770
                                                                       -------
                                                                         4,321
                                                                       -------
   INTERNET SERVICES -- 1.4%
      Symantec Corp.*                                           30       1,311
                                                                       -------
   MEDICAL & HEALTH SERVICES -- 3.6%
      Lincare Holdings, Inc.*                                   60       1,800
      Orthodontic Centers of America,
         Inc.*                                                  50       1,520
                                                                       -------
                                                                         3,320
                                                                       -------
   SANITARY SERVICES -- 3.2%
      Republic Services, Inc.*                                 150       2,977
                                                                       -------
   EDUCATIONAL SERVICES -- 1.8%
      Apollo Group, Inc. - Class A*                             40       1,698
                                                                       -------
                                                                        13,627
                                                                       -------

    The accompanying notes are an integral part of the financial statements.

                                                                        MARKET
                                                            SHARES       VALUE
                                                            ------     -------
WHOLESALE & RETAIL TRADE -- 13.1%
   MISCELLANEOUS RETAIL STORES -- 5.0%
      Dollar General Corp.                                     125     $ 2,438
      Dollar Tree Stores, Inc.*                                 80       2,227
                                                                       -------
                                                                         4,665
                                                                       -------
   RETAIL APPAREL & ACCESSORY STORES -- 3.1%
      Coach, Inc.*                                              25         951
      Intimate Brands, Inc.                                    125       1,884
                                                                       -------
                                                                         2,835
                                                                       -------
   RETAIL EATING & DRINKING PLACES -- 1.1%
      The Cheesecake Factory, Inc.*                             37       1,047
                                                                       -------
   RETAIL HOME FURNISHINGS -- 0.9%
      Linens `n Things, Inc.*                                   30         820
                                                                       -------
   WHOLESALE-DRUGS & PROPRIETARIES -- 3.0%
      AmeriSource Health Corp.*                                 50       2,765
                                                                       -------
                                                                        12,132
                                                                       -------
   TOTAL COMMON STOCK
      (COST $78,037)                                                    83,385
                                                                       -------
SHORT-TERM INVESTMENTS -- 9.9%
      Sansom Street Fund - Money
         Market Portfolio                                    4,570       4,570
      Temp Cash Fund - Dollar Series                         4,570       4,570
                                                                       -------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $9,140)                                                      9,140
                                                                       -------
TOTAL INVESTMENTS -- 99.7%
   (COST $87,177) +                                                     92,525
OTHER ASSETS AND
    LIABILITIES, NET -- 0.3%                                               303
                                                                       -------
NET ASSETS  100.0%                                                     $92,828
                                                                       =======

*    Non-income producing security.

+ The cost for federal income tax purposes. At June 30, 2001, net unrealized appreciation was $5,348. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $10,186, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $4,838.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- SCIENCE AND TECHNOLOGY SERIES
   INVESTMENTS / JUNE 30, 2001
   (Showing Percentage of Total Value of Net Assets)

                                                                      MARKET
                                                            SHARES     VALUE
                                                            ------   ---------
 COMMON STOCK -- 90.5%
  COMPUTER SERVICES -- 10.4%
      IMS Health, Inc.                                         100   $   2,850
      Oracle Corp.*                                            700      13,300
      Parametric Technology Corp.*                             855      11,961
                                                                     ---------
                                                                        28,111
                                                                     ---------
  MANUFACTURING -- 71.4%
   BIOTECHNOLOGY -- 6.9%
      Affymetrix, Inc.*                                        180       3,969
      Amgen, Inc.*                                              60       3,641
      Genentech, Inc.*                                         200      11,020
                                                                     ---------
                                                                        18,630
                                                                     ---------
   COMPUTERS & OFFICE EQUIPMENT -- 10.4%
      Cisco Systems, Inc.*                                     500       9,100
      Intel Corp.                                              300       8,775
      Sun Microsystems, Inc.*                                  640      10,061
                                                                     ---------
                                                                        27,936
                                                                     ---------
   ELECTRONICS -- 4.9%
      Texas Instruments, Inc.                                  420      13,230
                                                                     ---------
   PHARMACEUTICAL PREPARATIONS -- 14.9%
      Angiotech Pharmaceuticals,
         Inc.*                                                 100       5,225
      King Pharmaceuticals, Inc.*                              110       5,912
      Lilly (Eli) and Co.                                       75       5,550
      Pfizer, Inc.                                             205       8,210
      Pharmacia Corp.                                          190       8,731
      Schering-Plough Corp.                                    180       6,523
                                                                     ---------
                                                                        40,151
                                                                     ---------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 6.1%
      Guidant Corp.*                                           150       5,400
      Medtronic, Inc.                                          100       4,601
      Techne Corp*.                                            200       6,500
                                                                     ---------
                                                                        16,501
                                                                     ---------
   SEMICONDUCTORS & RELATED DEVICES -- 17.4%
      Applied Micro Circuits Corp.*                            600      10,320
      Atmel Corp.*                                            1000      13,490
      Micron Technology, Inc.                                  300      12,330
      Semtech Corp.*                                           360      10,800
                                                                     ---------
                                                                        46,940
                                                                     ---------
   TELECOMMUNICATIONS EQUIPMENT -- 10.8%
      Ciena Corp.*                                              70   $   2,660
      Ericsson (LM), ADR                                      1050       5,691
      Lucent Technologies, Inc.                                600       3,720
      Nortel Networks Corp.
      (Holding Co.)                                            720       6,545
      Research in Motion, Ltd.*                                325      10,481
                                                                     ---------
                                                                        29,097
                                                                     ---------
                                                                       192,485
                                                                     ---------
  SERVICES -- 7.0%
      Liberate Technologies, Inc.*                             750       8,212
      Verisign, Inc.*                                          175      10,502
                                                                     ---------
                                                                        18,714
                                                                     ---------
  WHOLESALE & RETAIL TRADE -- 1.7%
      Amerisource Health Corp.*                                 85       4,701
                                                                     ---------
                                                                         4,701
                                                                     ---------
   TOTAL COMMON STOCK
      (COST $274,889)                                                  244,011
                                                                     ---------
SHORT-TERM INVESTMENTS -- 8.3%
      Sansom Street Fund - Money
         Market Portfolio                                   13,090      13,090
      Temp Cash Fund - Dollar Series                         9,262       9,262
                                                                     ---------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $22,352)                                                    22,352
                                                                     ---------
TOTAL INVESTMENTS -- 98.8%
   (COST $297,241)+                                                    266,363
OTHER ASSETS AND
   LIABILITIES, NET -- 1.2%                                              3,335
                                                                     ---------
NET ASSETS -- 100%                                                   $ 269,698
                                                                     =========

*    Non-income producing security.

+ The cost for federal income tax purposes. At June 30, 2001, net unrealized depreciation was $30,878. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $7,218, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $38,096.

ADR -- American Depository Receipts.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- SOCIALLY RESPONSIBLE SERIES
    INVESTMENTS / JUNE 30, 2001
    (Showing Percentage of Total Value of Net Assets)

                                                                      MARKET
                                                            SHARES     VALUE
                                                            ------   ---------
COMMON STOCK -- 79.1%
  COMMUNICATION & BROADCASTING -- 11.1%
      McLeodUSA, Inc. - Class A*                               115   $     528
      Qwest Communications
         International, Inc.                                    60       1,912
      Univision Communications,
         Inc.*                                                  30       1,283
      Viacom, Inc. - Class B*                                   30       1,553
      Vodafone Group PLC, ADR                                   50       1,118
                                                                     ---------
                                                                         6,394
                                                                     ---------
  COMPUTER SERVICES -- 4.4%
      EMC Corp.*                                                25         726
      Oracle Corp.*                                             95       1,805
                                                                     ---------
                                                                         2,531
                                                                     ---------
  ENERGY SOURCES -- 3.3%
      Dynegy Inc. - Class A                                     20         930
      Williams Cos., Inc.                                       30         989
                                                                     ---------
                                                                         1,919
                                                                     ---------
  FINANCE & INSURANCE -- 19.0%
   FINANCIAL SERVICES -- 2.7%
         CITIGROUP, INC.                                        30       1,585
                                                                     ---------
   INSURANCE CARRIERS -- 3.0%
      American International Group,
         Inc.                                                   20       1,720
                                                                     ---------
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 4.4%
      American Express Co.                                      35       1,358
      Capital One Financial Corp.                               20       1,200
                                                                     ---------
                                                                         2,558
                                                                     ---------
   SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 4.5%
      Goldman Sachs Group, Inc.                                 15       1,287
      Morgan Stanley Dean
         Witter & Co.                                           20       1,284
                                                                     ---------
                                                                         2,571
                                                                     ---------
   STATE & NATIONAL BANKS -- 4.4%
      J.P. Morgan Chase & Co.                                   35       1,561
      State Street Corp.                                        20         990
                                                                     ---------
                                                                         2,551
                                                                     ---------
                                                                        10,985
                                                                     ---------
  MANUFACTURING -- 28.6%
   BIOTECHNOLOGY -- 3.5%
      Amgen, Inc.*                                              15         910
      Genentech, Inc.*                                          20       1,102
                                                                     ---------
                                                                         2,012
                                                                     ---------
   COMPUTERS & OFFICE EQUIPMENT -- 8.2%
      Cisco Systems, Inc.*                                     105   $   1,911
      Intel Corp.                                               35       1,024
      Sun Microsystems, Inc.*                                  115       1,808
                                                                     ---------
                                                                         4,743
                                                                     ---------
   ELECTRONICS -- 2.2%
      Texas Instruments, Inc.                                   40       1,260
                                                                     ---------
   MISCELLANEOUS MANUFACTURING INDUSTRIES -- 1.9%
      Minnesota Mining &
      Manufacturing Co.                                         10       1,141
                                                                     ---------
   PHARMACEUTICAL PREPARATIONS -- 7.4%
      Bristol-Myers Squibb Co.                                  30       1,569
      Eli Lilly & Co.                                           15       1,110
      Pfizer, Inc.                                              40       1,602
                                                                     ---------
                                                                         4,281
                                                                     ---------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 3.5%
      Guidant Corp.*                                            30       1,080
      Medtronic, Inc.                                           20         920
                                                                     ---------
                                                                         2,000
                                                                     ---------
   TELECOMMUNICATIONS EQUIPMENT -- 1.9%
      General Motors Corp. - Class H*                           55       1,114
                                                                     ---------
                                                                        16,551
                                                                     ---------
  WHOLESALE & RETAIL TRADE -- 12.7%
   MISCELLANEOUS RETAIL STORES -- 2.7%
      CVS Corp.                                                 40       1,544
                                                                     ---------
   RETAIL BUILDING MATERIALS -- 2.8%
      Home Depot, Inc.                                          35       1,629
                                                                     ---------
   RETAIL DEPARTMENT STORES -- 2.7%
         TARGET CORP.                                           45       1,557
                                                                     ---------
   RETAIL FOOD STORES -- 1.7%
      Safeway, Inc.*                                            20         960
                                                                     ---------
   WHOLESALE MISCELLANEOUS -- 2.8%
      Costco Wholesale Corp.*                                   40       1,643
                                                                     ---------
                                                                         7,333
                                                                     ---------
   TOTAL COMMON STOCK
      (COST $54,099)                                                    45,713
                                                                     ---------

    The accompanying notes are an integral part of the financial statements.

                                                                      MARKET
                                                            SHARES     VALUE
                                                            ------   ---------
SHORT-TERM INVESTMENTS -- 9.6%
      Sansom Street Fund - Money
         Market Portfolio                                    2,774   $   2,774
      Temp Cash Fund - Dollar Series                         2,774       2,774
                                                                     ---------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $5,548)                                                      5,548
                                                                     ---------
TOTAL INVESTMENTS
   (COST $59,647)+ -- 88.7%                                             51,261
  OTHER ASSETS AND
   LIABILITIES, NET -- 11.3%                                             6,543
                                                                     ---------
NET ASSETS -- 100.0%                                                 $  57,804
                                                                     =========

*    Non-income producing security.

+ The cost for federal income tax purposes. At June 30, 2001, net unrealized depreciation was $8,386. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $612, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $8,998.

ADR -- American Depository Receipts.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I
   FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001

                                                          LARGE CAP                      SCIENCE AND     SOCIALLY
                                                           GROWTH          MID CAP       TECHNOLOGY     RESPONSIBLE
                                                           SERIES          SERIES          SERIES         SERIES
                                                         ----------       --------       -----------    -----------
ASSETS:
Investment in securities, at value*                      $5,297,161       $ 92,525        $266,363       $51,261
Cash                                                             --          2,565               1         3,258
Receivable for contributions                                    150             --              --            --
Receivable from advisor                                          --          6,967           9,511        10,432
Receivable for investments sold                              60,835             --              --           511
Dividends and interest receivable                             2,512             27              74            23
                                                         ----------       --------        --------       -------
Total assets                                              5,360,658        102,084         275,949        65,485
                                                         ----------       --------        --------       -------
LIABILITIES:
Payable for investments purchased                                --          2,720              --         1,431
Accrued advisory fee                                          2,599             --              --            --
Other accrued expenses                                        7,028          6,536           6,251         6,250
                                                         ----------       --------        --------       -------
Total liabilities                                             9,627          9,256           6,251         7,681
                                                         ----------       --------        --------       -------
NET ASSETS                                               $5,351,031       $ 92,828        $269,698       $57,804
                                                         ==========       ========        ========       =======
*Investments at cost                                     $6,036,155       $ 87,177        $297,241       $59,647

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended June 30, 2001

                                                         LARGE CAP                       SCIENCE AND    SOCIALLY
                                                          GROWTH           MID CAP       TECHNOLOGY    RESPONSIBLE
                                                          SERIES          SERIES(1)       SERIES(1)     SERIES(1)
                                                        -----------       ---------      -----------   -----------
INVESTMENT INCOME:
   Dividends                                            $     8,593       $      6        $    117      $     75
   Interest                                                  14,538            104             259           118
   Foreign tax withheld                                         (82)            --              (5)           (1)
                                                        -----------       --------        --------      --------
      Total investment income                                23,049            110             371           192
                                                        -----------       --------        --------      --------
EXPENSES:
   Advisory fees                                             15,131            263             821           201
   Administration and accounting fees                         3,314          1,481           1,318         1,250
   Custody fees                                              15,195          8,484           8,111         8,051
   Trustees' fees                                             1,622          1,210           1,210         1,210
   Professional fees                                         16,156          2,247           2,247         2,247
   Other                                                        703            396             394           396
                                                        -----------       --------        --------      --------
      Total expenses before fee waivers and expense
         reimbursements                                      52,121         14,081          14,101        13,355
   Fees waived and expenses reimbursed                      (16,513)       (13,538)        (12,626)      (12,940)
                                                        -----------       --------        --------      --------
      Total expenses, net                                    35,608            543           1,475           415
                                                        -----------       --------        --------      --------
   Net investment loss                                      (12,559)          (433)         (1,104)         (223)
                                                        -----------       --------        --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from investments               (445,411)         1,547          (5,033)       (4,167)
   Net change in unrealized appreciation/depreciation
      on investments                                       (730,466)         5,348         (30,878)       (8,386)
                                                        -----------       --------        --------      --------
   Net gain (loss) on investments                        (1,175,877)         6,895         (35,911)      (12,553)
                                                        -----------       --------        --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $(1,188,436)      $  6,462        $(37,015)     $(12,776)
                                                        ===========       ========        ========      ========

(1) For the period December 14, 2000 (commencement of operations) through June 30, 2001.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2001

                                                         LARGE CAP                       SCIENCE AND    SOCIALLY
                                                          GROWTH           MID CAP       TECHNOLOGY    RESPONSIBLE
                                                          SERIES          SERIES(1)       SERIES(1)     SERIES(1)
                                                        -----------       ---------      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss                                  $   (12,559)      $   (433)       $ (1,104)     $   (223)
   Net realized gain (loss) on investment transactions     (445,411)         1,547          (5,033)       (4,167)
   Net change in unrealized appreciation/
      depreciation of investments                          (730,466)         5,348         (30,878)       (8,386)
                                                        -----------       --------        --------      --------
Net increase (decrease) in net assets resulting
   from operations                                       (1,188,436)         6,462         (37,015)      (12,776)
                                                        -----------       --------        --------      --------
Transactions in beneficial interests:
   Contributions                                          6,567,335        100,529         321,136        84,577
   Withdrawals                                             (203,290)       (14,163)        (14,423)      (13,997)
                                                        -----------       --------        --------      --------
Net increase in net assets from transactions in
   beneficial interest                                    6,364,045         86,366         306,713        70,580
                                                        -----------       --------        --------      --------
Total increase in net assets                              5,175,609         92,828         269,698        57,804

NET ASSETS:
   Beginning of period                                      175,422             --              --            --
                                                        -----------       --------        --------      --------
   End of period                                        $ 5,351,031       $ 92,828        $269,698      $ 57,804
                                                        ===========       ========        ========      ========

(1) For the period December 14, 2000 (commencement of operations) through June 30, 2001.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Period March 14, 2001(1) through June 30, 2001

                                                                              LARGE CAP
                                                                               GROWTH
                                                                               SERIES
                                                                             ----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                     $    134
   Net realized loss on investments                                            (2,915)
   Net unrealized depreciation of investments                                  (8,528)
                                                                             --------
Net decrease in net assets resulting from operations                          (11,309)
                                                                             --------
Transactions in beneficial interests:
   Contributions                                                              221,838
   Withdrawals                                                                (35,107)
                                                                             --------
Net increase in net assets from transactions in beneficial interest           186,731
                                                                             --------
Total increase in net assets                                                  175,422

NET ASSETS:
   Beginning of period                                                             --
                                                                             --------
   End of period                                                             $175,422
                                                                             ========

(1)  Commencement of operations.

     The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I
   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE TRUST. Large Cap Growth Series, Mid Cap Series, Science and Technology Series and Socially Responsible Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

     SECURITY VALUATION. Portfolio securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

     INVESTMENT INCOME ALLOCATION. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

     OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") provides investment advisory services to the Series. For its services, Roxbury receives a fee from each Series as follows:

                                                      % OF AVERAGE DAILY NET ASSETS
                                --------------------------------------------------------------------------------
Large Cap Growth Series         .55% up to $1 billion; .50% of next $1 billion; and .45% in excess of $2 billion
Mid Cap Series                  .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion
Science and Technology Series   1.0% up to $1 billion; .95% of next $1 billion; and .90% in excess of $2 billion
Socially Responsible Series     .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion

Roxbury has agreed to reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.30% of the average daily net assets of the Large Cap Growth Series, 1.55% of the average daily net assets of the Mid Cap Series and Socially Responsible Series and 1.80% of the average daily net assets of the Science and Technology Series. This undertaking will remain in place until the Board of Trustees approves its termination.

PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. LINE OF CREDIT. The Large Cap Growth Series, along with certain other series of the Trust, participates in a $25,000,000 Credit Agreement, which expires December 26, 2001. The Credit Agreement is to be used for temporary or emergency needs, including withdrawals from Series. No amounts were outstanding at June 30, 2001. No commitment fees are imposed under the Credit Agreement.

5. INVESTMENT SECURITIES. During the period ended June 30, 2001, the cost of securities purchased and proceeds from securities sold (excluding short-term investments) are aggregated as follows.

                                                                                      SCIENCE AND     SOCIALLY
                                                         LARGE CAP        MID CAP     TECHNOLOGY     RESPONSIBLE
                                                       GROWTH SERIES      SERIES        SERIES         SERIES
                                                       -------------     --------     ----------     -----------
   Purchases                                             $6,752,507      $106,204      $335,235       $66,643
   Sales                                                    986,233        29,714        55,313         8,379

6.   FINANCIAL HIGHLIGHTS.

                                                                                                FOR THE PERIOD
                                                                             FOR THE FISCAL    MARCH 14, 2000(1)
                                                                               YEAR ENDED          THROUGH
                                                                              JUNE 30, 2001     JUNE 30, 2000
                                                                             --------------    -----------------
   LARGE CAP GROWTH SERIES
      Total Return                                                               (35.11)%        (12.00)%**
      Ratios to Average Net Assets:*
         Expenses:
            Including expense limitations                                          1.30%           0.23%*
            Excluding expense limitations                                            NM              NM
         Net investment income (loss)                                             (0.46)%          0.42%*
      Portfolio Turnover Rate                                                        40%             13%**

                                                                                                   FOR THE PERIOD
                                                                                                DECEMBER 14, 2000(1)
                                                                                                       THROUGH
                                                                                                    JUNE 30, 2001
                                                                                                --------------------
   MID CAP SERIES
      Total Return                                                                                     11.00%**
      Ratios to Average Net Assets:
         Expenses:
            Including expense limitations                                                               1.55%*
            Excluding expense limitations                                                                 NM
         Net investment loss                                                                           (1.24)%*
      Portfolio Turnover Rate                                                                             47%**

                                                                                                   FOR THE PERIOD
                                                                                                DECEMBER 14, 2000(1)
                                                                                                       THROUGH
                                                                                                    JUNE 30, 2001
                                                                                                --------------------
   SCIENCE AND TECHNOLOGY SERIES
      Total Return                                                                                    (25.60)%**
      Ratios to Average Net Assets:
         Expenses:
            Including expense limitations                                                               1.80%*
            Excluding expense limitations                                                                 NM
         Net investment loss                                                                           (1.35)%*
      Portfolio Turnover Rate                                                                             42%**

                                                                                                   FOR THE PERIOD
                                                                                                DECEMBER 14, 2000(1)
                                                                                                       THROUGH
                                                                                                    JUNE 30, 2001
                                                                                                --------------------
   SOCIALLY RESPONSIBLE SERIES
      Total Return                                                                                    (23.00)%**
      Ratios to Average Net Assets:
         Expenses:
            Including expense limitations                                                               1.55%*
            Excluding expense limitations                                                                 NM
         Net investment loss                                                                           (0.83)%*
      Portfolio Turnover Rate                                                                             21%**

*    Annualized.
**   Not annualized.
(1)  Commencement of operations.

(NM) Not meaningful.

WT INVESTMENT TRUST I
   REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Beneficial Interest Holders of WT Investment Trust I

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Large Cap Growth Series, Mid Cap Series, Socially Responsible Series and Science and Technology Series (the "Series") (each a series of WT Investment Trust I) as of June 30, 2001, and the related statements of operations and the statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series at June 30, 2001, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                             /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 3, 2001

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